Risk Management Section - BPV banking books per currency (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trading income (expense) [line items]
Basis point value (BPV)	€ (12,797)	€ (18,280)
Euro
Trading income (expense) [line items]
Basis point value (BPV)	(12,116)	(18,446)
US Dollar
Trading income (expense) [line items]
Basis point value (BPV)	(1,165)	(1,417)
Other currency
Trading income (expense) [line items]
Basis point value (BPV)	€ 483	€ 1,583